Performance Management	May 31, 2024
ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and performance table provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the past one year and since inception periods compared to the returns of the Standard & Poor's 500® Index, Water Island Merger Arbitrage USD Hedged Index, ICE BofA U.S. 3-Month Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index. The performance table reflects the performance of the Fund's shares before and after taxes. The performance shown reflects voluntary fee waivers which had a positive effect on performance and may be discontinued at any time. Without such voluntary fee waivers, performance would have been lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.altsharesetfs.com/arb.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and performance table provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the past one year and since inception periods compared to the returns of the Standard & Poor's 500® Index, Water Island Merger Arbitrage USD Hedged Index, ICE BofA U.S. 3-Month Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index.
Performance Additional Market Index [Text]	The ICE BofA U.S. 3-Month Treasury Bill Index is one of the Fund's additional indexes and is more representative of the Fund's risk and return than the regulatory index. The ICE BofA U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months. The Bloomberg U.S. Aggregate Bond Index is one of the Fund's additional indexes and is also more representative of the Fund's risk and return than the regulatory index. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.
Bar Chart [Heading]	Performance of AltShares Merger Arbitrage ETF Shares
Bar Chart [Table]
During the period shown in the bar chart, the highest return for a quarter was 3.27% during the quarter ended September 30, 2023 and the lowest return for a quarter was -1.43% during the quarter ended June 30, 2022.
The year-to-date return of the Fund's shares through June 30, 2024 is 0.64%.

Bar Chart Closing [Text Block]
During the period shown in the bar chart, the highest return for a quarter was 3.27% during the quarter ended September 30,2023 and the lowest return for a quarter was -1.43% during the quarter ended June 30, 2022.
The year-to-date return of the Fund's Shares through June 30, 2024 is 0.64%.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	0.64%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	3.27%
Highest Quarterly Return, Date	Sep. 30, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(1.43%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2023
Performance Table Narrative

The table below shows the Fund's average annual total returns compared with those of the Standard & Poor's 500® Index, Water Island Merger Arbitrage USD Hedged Index, ICE BofA U.S. 3-Month Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index. The table also presents the impact of taxes on the returns of the Fund's shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at net asset value and that the entire account is redeemed at the end of the period, including reinvested amounts).

Performance Table Market Index Changed	Due to new regulatory requirements, effective May 31, 2024, the Standard & Poor's 500® Index became the Fund's broad-based securities market index. The Standard & Poor's 500® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Standard and Poor's 500® Index, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the U.S.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
ALTSHARES MERGER ARBITRAGE ETF	One Year	Five Years	Since Inception*
Return Before Taxes	4.04%	N/A	3.84%
Return After Taxes on Distributions	4.04%	N/A	3.06%
Return After Taxes on Distributions and Sale of Fund Shares	2.39%	N/A	2.62%
STANDARD & POOR'S 500® INDEX**	26.29%	N/A	17.02%
WATER ISLAND MERGER ARBITRAGE USD HEDGED INDEX***	7.44%	N/A	5.22%
ICE BOFA 3-MONTH TREASURY BILL INDEX****	5.01%	N/A	1.79%
BLOOMBERG U.S. AGGREGATE BOND INDEX*****	5.53%	N/A	-1.95%

*  The Fund's inception date is May 7, 2020.

**  Due to new regulatory requirements, effective May 31, 2024, the Standard & Poor's 500® Index became the Fund's broad-based securities market index. The Standard & Poor's 500® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Standard and Poor's 500® Index, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the U.S.

***  The Water Island Merger Arbitrage USD Hedged Index is the Fund's Underlying Index and is most representative of the Fund's risk and return and investment style. The Fund seeks to track the performance of the Underlying Index. The Water Island Merger Arbitrage USD Hedged Index is designed to reflect a global merger arbitrage strategy investing in definitive, publicly announced mergers and acquisitions and is comprised of securities of U.S. and foreign companies of any market capitalization, which may from time to time include small and medium capitalization companies.

****  The ICE BofA U.S. 3-Month Treasury Bill Index is one of the Fund's additional indexes and is more representative of the Fund's risk and return than the regulatory index. The ICE BofA U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

*****  The Bloomberg U.S. Aggregate Bond Index is one of the Fund's additional indexes and is also more representative of the Fund's risk and return than the regulatory index. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/2023
Performance Table Closing [Text Block]

  The indexes are calculated on a total-return basis, are unmanaged and are not available for direct investment. The indexes reflect no deduction for fees, expenses, or taxes. The Standard & Poor's 500® Index, the ICE BofA U.S. 3-Month Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index are not intended to, and do not, parallel the risk or investment style of the Fund's investment strategy.

  In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.

Performance Availability Website Address [Text]	www.altsharesetfs.com/arb
ALTSHARES EVENT-DRIVEN ETF | ALTSHARES EVENT-DRIVEN ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks and variability of investing in the Fund by showing how the performance of the Fund and its predecessor mutual fund, the Water Island Long-Short Fund, has varied over time. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

The Fund acquired the assets and liabilities of the predecessor mutual fund and commenced operations on September 20, 2021. As a result of the transaction, the Fund adopted the accounting and performance history of the predecessor mutual fund. The information shown below for periods prior to September 20, 2021 is for the predecessor mutual fund. The Fund's net operating expense ratio is lower than the net operating expense ratio of the predecessor mutual fund. Returns in the bar chart and average annual total returns table for the predecessor fund have not been adjusted to reflect the Fund's lower net operating expenses.

The bar chart and table below show changes in the performance of the Fund and the Class I shares of the predecessor mutual fund from year to year and show how the Fund's and the predecessor mutual fund's average annual returns for the past one-year, five-year, and since inception periods compare to the returns of the Standard & Poor's 500® Index, ICE BofA U.S. 3-Month Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index. The performance table reflects the performance of the Fund and the predecessor mutual fund's Class I shares before and after taxes. Performance for periods prior to May 12, 2019 does not reflect the current investment strategy. How the Fund and the predecessor mutual fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance of the predecessor mutual fund reflects fee waivers in effect at the time. If fee waivers were not in place, the performance depicted would be lower. Updated performance information can be obtained by visiting www.altsharesetfs.com/evnt. High, double-digit returns were primarily achieved during favorable market conditions. Such returns are atypical and may not be repeatable.

Performance Past Does Not Indicate Future [Text]	How the Fund and the predecessor mutual fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks and variability of investing in the Fund by showing how the performance of the Fund and its predecessor mutual fund, the Water Island Long-Short Fund, has varied over time.
Performance Additional Market Index [Text]	The ICE BofA U.S. 3-Month Treasury Bill Index is one of the Fund's additional indexes and is more representative of the Fund's risk and return than the regulatory index. The ICE BofA U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months. The Bloomberg U.S. Aggregate Bond Index is one of the Fund's additional indexes and is also more representative of the Fund's risk and return than the regulatory index. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.
Bar Chart [Heading]	Performance of AltShares Event-Driven ETF Shares
Bar Chart [Table]
During the period shown in the bar chart, the highest return for the Fund or the Class I shares of the predecessor mutual fund for a quarter was 23.87% (for the quarter ended December 31, 2020). The lowest return was -6.94% (for the quarter ended June 30, 2022).
The year-to-date return of the Fund, through June 30, 2024 is -2.17%.
While the Fund's shares would have substantially similar annual returns to the Class I shares of the predecessor mutual fund, their performance may differ from that shown because the Fund has lower expenses than such Class I shares.

Bar Chart Closing [Text Block]
During the period shown in the bar chart, the highest return for the Fund or the Class I shares of the predecessor mutual fund for a quarter was 23.87% (for the quarter ended December 31, 2020). The lowest return was -6.94% (for the quarter ended June 30, 2022).
The year-to-date return of the Fund, through June 30, 2024 is 2.17%.
While the Fund's Shares would have substantially similar annual returns to the Class I shares of the predecessor mutual fund, their performance may differ from that shown because the Fund has lower expenses than such Class I shares.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(2.17%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	23.87%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(6.94%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2023
Performance Table Narrative

The table below shows the average annual total returns for the Fund and includes the performance of Class I shares of the predecessor mutual fund, the Water Island Long-Short Fund, for periods prior to September 20, 2021, compared with those of the Standard & Poor's 500® Index, ICE BofA U.S. 3-Month Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index. The table also presents the impact of taxes on the returns of the Fund's shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at NAV and that the entire account is redeemed at the end of the period, including reinvested amounts). The Fund's return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Performance Table Market Index Changed	Due to new regulatory requirements, effective May 31, 2024, the Standard & Poor's 500® Index became the Fund's broad-based securities market index. The Standard & Poor's 500® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Standard and Poor's 500® Index, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the U.S.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The Fund's return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.
Performance [Table]
ALTSHARES EVENT-DRIVEN ETF	One Year	Five Years	Since Inception*
Return Before Taxes	13.21%	9.00%	4.63%
Return After Taxes on Distributions	13.01%	6.17%	2.97%
Return After Taxes on Distributions and Sale of Fund Shares	7.89%	5.96%	2.97%
STANDARD & POOR'S 500® INDEX**	26.29%	15.69%	4.93%
ICE BOFA U.S. 3-MONTH TREASURY BILL INDEX***	5.01%	1.88%	2.82%
BLOOMBERG U.S. AGGREGATE BOND INDEX****	5.53%	1.10%	-4.01%

*  The Fund's inception date is September 20, 2021. The predecessor mutual fund's inception date was December 31, 2014.

**  Due to new regulatory requirements, effective May 31, 2024, the Standard & Poor's 500® Index became the Fund's broad-based securities market index. The Standard & Poor's 500® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Standard and Poor's 500® Index, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the U.S.

***  The ICE BofA U.S. 3-Month Treasury Bill Index is one of the Fund's additional indexes and is more representative of the Fund's risk and return than the regulatory index. The ICE BofA U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

****  The Bloomberg U.S. Aggregate Bond Index is one of the Fund's additional indexes and is also more representative of the Fund's risk and return than the regulatory index. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/2023
Performance Table Closing [Text Block]

  The indexes are calculated on a total-return basis, are unmanaged and are not available for direct investment. The indexes reflect no deduction for fees, expenses, or taxes. The indexes are not intended to, and do not, parallel the risk or investment style of the Fund's investment strategy.

  In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.

Performance Availability Website Address [Text]	www.altsharesetfs.com/evnt